COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Costs In Excess Of Billings And Billings In Excess Of Costs Incurred [Line Items]
Contracts costs incurred plus estimated earnings	$ 954,786	$ 810,327
Less: Progress billings	(783,845)	(639,571)
Cost and estimated earnings in excess of billings	170,941	170,756
Less: Allowance for doubtful accounts	(9,929)	(8,660)	$ (6,383)	$ (8,850)
Cost and estimated earnings in excess of billings, Total	$ 161,012	$ 162,096